Goodwill	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
4.	GOODWILL

Changes in the carrying amount of goodwill, by reportable segment, from December 27, 2014 to September 26, 2015 are summarized as follows:

	West	Central	East	Total
Balance, December 27, 2014	$297,085	$96,025	$26,160	$419,270
Acquisitions (1)	4,579	150,929	—	155,508
Foreign currency translation adjustments	(6,942)	—	—	(6,942)

Balance, September 26, 2015	$294,722	$246,954	$26,160	$567,836

(1)	Includes certain working capital adjustments related to 2014 acquisitions

(3) Goodwill

As of December 29, 2014, the Company had 11 reporting units with goodwill for which the annual goodwill impairment test was completed. To perform the annual impairment test on the first day of the fourth quarter of 2014, the Company first assessed qualitative factors to determine whether the existence of events or circumstances led to a determination that it was more likely than not (more than 50%) that the estimated fair value of its reporting units, excluding the Utah-based reporting unit, were less than the carrying amounts. As a result of the qualitative assessment, it was determined that an impairment was not more likely than not. Accordingly, for those reporting units, the two-step quantitative impairment test was not performed. The Utah-based reporting unit has negative equity and, therefore, the Company performed step 2 of the two-step impairment test. The second step of the test requires the allocation of the reporting unit’s fair value to its assets and liabilities, including any unrecognized intangible assets, in a hypothetical analysis that calculates the implied fair value of goodwill as if the reporting unit were being acquired in a business combination. If the implied fair value of goodwill is less than the carrying value, the difference is recorded as an impairment loss. The Company estimated the fair value of the Utah-based reporting unit’s assets and liabilities using either an income approach (a discounted cash flow technique) or a market approach, based on the nature of the asset and liability and the information available. These valuation methods used Level 2 and Level 3 assumptions, including, but not limited to, sales prices of similar assets, assumptions related to future profitability, cash flows, and discount rates. These estimates are based upon historical trends, management’s knowledge and experience and overall economic factors, including projections of future earnings potential. Developing discounted future cash flow estimates in applying the income approach required management to evaluate its intermediate to longer-term strategies, including, but not limited to, estimates about revenue growth, acquisition strategies, operating margins, capital requirements, inflation and working capital management. The development of appropriate rates to discount the estimated future cash flows required the selection of risk premiums, which can materially affect the present value of estimated future cash flows. Based on this analysis, it was determined that the Utah reporting unit’s fair value was greater than its carrying value and no impairment charges were recognized in 2014.

During the annual test performed as of the first day of the fourth quarter of 2013, management concluded that the estimated fair value of the Utah-based operations in the West region and of the East region were less than their respective carrying values. The estimated fair value of these operating units was estimated by applying a 50 percent weighting to both the discounted cash flow valuation and the market assessment, a discount rate of 11.0% and internal growth projections.

Based on the step two analysis, the Company recognized goodwill impairment charges of $68.2 million in the year ended December 28, 2013, as a result of uncertainties in the timing of a sustained recovery in the construction industry. After recognition of the goodwill impairment charges, the fair values of these reporting units’ goodwill recognized as of December 28, 2013 were:

2013
Goodwill:
Utah operations in the West region	$36,589
East region	—

No impairment charges were recognized prior to 2013.

The following table presents goodwill by reportable segments and in total:

	West	Central	East	Total
Balance, December 29, 2012	$91,393	$72,789	$14,938	$179,120
Acquisitions	16,120	—	—	16,120
Impairment	(53,264)	—	(14,938)	(68,202)

Balance, December 28, 2013	54,249	72,789	—	127,038
Acquisitions	246,506	23,236	26,160	295,902
Foreign currency translation adjustments	(3,670)	—	—	(3,670)

Balance, December 27, 2014	$297,085	$96,025	$26,160	$419,270